Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
24	SUBSEQUENT EVENTS
The Company has evaluated subsequent events through the date of the issuance of the consolidated financial statements and no subsequent event is identified.